Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 28,269,215	¥ 25,307,775
Interest-bearing demand deposits	68,635,578	59,772,689
Deposits at notice	11,462,658	10,769,494
Time deposits	25,818,987	25,023,508
Negotiable certificates of deposit	12,570,618	10,180,436
Others	8,736,598	7,377,516
Deposits	155,493,654	138,431,418
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	26,509,136	23,804,054
Interest-bearing demand deposits	63,810,233	56,650,510
Deposits at notice	732,564	779,514
Time deposits	17,833,960	17,759,453
Negotiable certificates of deposit	5,603,154	4,081,741
Others	8,578,530	7,198,447
Deposits	123,067,577	110,273,719
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	1,760,079	1,503,721
Interest-bearing demand deposits	4,825,345	3,122,179
Deposits at notice	10,730,094	9,989,980
Time deposits	7,985,027	7,264,055
Negotiable certificates of deposit	6,967,464	6,098,695
Others	158,068	179,069
Deposits	¥ 32,426,077	¥ 28,157,699